Document and Entity Information	0 Months Ended
Mar. 27, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Mar. 27, 2013
Registrant Name	MFS SERIES TRUST XIII
Central Index Key	0000356349
Amendment Flag	false
Document Creation Date	Mar. 27, 2013
Document Effective Date	Mar. 27, 2013
Prospectus Date	Jun. 28, 2012
MFS® Global Real Estate Fund | MFS® Global Real Estate Fund | I
Risk/Return:
Trading Symbol	MGLIX
MFS® Global Real Estate Fund | MFS® Global Real Estate Fund | R5
Risk/Return:
Trading Symbol	MGLRX
MFS® Global Real Estate Fund | MFS® Global Real Estate Fund | A
Risk/Return:
Trading Symbol	MGLAX